SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Additional Information) (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2024 $ / shares	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of Ownership	100.00%
Price per share | $ / shares	$ 27.5
Realized and unrealized foreign currency transaction losses | $			$ 26.1	$ 17.2
Realized and unrealized foreign currency transaction gains | $		$ (16.0)
payment to tax receivable agreement percentage		0.85
Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration of credit risk percentege		10.00%	10.00%
Number of customer | Customer		0	0
Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration of credit risk percentege		10.00%	10.00%
Number of customer | Customer		1	1
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effective income tax rate reconciliation, recognized tax settlement		50.00%